Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	₩ 18,624,651	₩ 17,740,716	₩ 16,873,960
Depreciation and amortization	3,991,083	3,856,662	3,126,118
Operating profit (loss)	1,104,634	1,007,258	833,851
Gain relating to investments in subsidiaries, associates and joint ventures, net	1,028,403	449,543	3,270,912
Finance income	241,196	142,155	256,435
Finance costs	(497,193)	(437,955)	(385,232)
Profit before income tax	1,877,040	1,161,001	3,975,966
External revenue [member]
Disclosure of operating segments [line items]
Revenue	18,624,651	17,740,716	16,873,960
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	21,653,765	20,711,230	19,808,519
Depreciation and amortization	4,075,259	3,913,570	3,120,272
Operating profit (loss)	1,418,391	1,185,737	1,227,904
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	3,029,114	2,970,514	2,934,559
Operating segments [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	18,624,651	17,740,716	16,873,960
Operating segments [member] | Cellular services [member]
Disclosure of operating segments [line items]
Revenue	13,853,274	13,787,009	13,961,762
Depreciation and amortization	2,892,460	2,828,285	2,341,862
Operating profit (loss)	1,031,887	963,207	1,320,726
Operating segments [member] | Cellular services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,557,590	1,609,467	1,582,865
Operating segments [member] | Cellular services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	12,295,684	12,177,542	12,378,897
Operating segments [member] | Fixed-line telecommunication services [member]
Disclosure of operating segments [line items]
Revenue	4,467,863	3,944,260	3,857,074
Depreciation and amortization	874,562	792,334	643,813
Operating profit (loss)	258,973	144,739	240,572
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,062,187	1,004,193	1,034,769
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	3,405,676	2,940,067	2,822,305
Operating segments [member] | Security services [member]
Disclosure of operating segments [line items]
Revenue	1,332,363	1,183,724	286,089
Depreciation and amortization	210,092	193,247	52,887
Operating profit (loss)	137,830	153,843	(7,571)
Operating segments [member] | Security services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	85,846	74,247	1,801
Operating segments [member] | Security services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	1,246,517	1,109,477	284,288
Operating segments [member] | Commerce services [member]
Disclosure of operating segments [line items]
Revenue	814,250	726,552	790,818
Depreciation and amortization	35,742	35,939	19,051
Operating profit (loss)	11,000	1,840	(85,041)
Operating segments [member] | Commerce services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	21,399	15,899	62,446
Operating segments [member] | Commerce services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	792,851	710,653	728,372
Operating segments [member] | Others [member]
Disclosure of operating segments [line items]
Revenue	1,186,015	1,069,685	912,776
Depreciation and amortization	62,403	63,765	62,659
Operating profit (loss)	(21,299)	(77,892)	(240,782)
Operating segments [member] | Others [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	302,092	266,708	252,678
Operating segments [member] | Others [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	883,923	802,977	660,098
Adjustments [member]
Disclosure of operating segments [line items]
Revenue	(3,029,114)	(2,970,514)	(2,934,559)
Depreciation and amortization	(84,176)	(56,908)	5,846
Operating profit (loss)	(313,757)	(178,479)	(394,053)
Adjustments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	₩ (3,029,114)	₩ (2,970,514)	₩ (2,934,559)